UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, LLC
Address: 	120 S. LaSalle Street
         	Suite 1750
         	Chicago, IL 60603

13F File Number:

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Controller
Phone:    	312-445-2916
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    August 12, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	64

Form 13F Information Table Value Total:   	$278,148



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      717    15328 SH       Sole                    15328
Accenture Plc Ireland          COM              G1151C101     6186   160040 SH       Sole                   160040
Allstate Corp                  COM              020002101     4555   158553 SH       Sole                   158553
American Elec Pwr              COM              025537101     5616   173883 SH       Sole                   173883
Amerityre Corp                 COM              03073V107       15    35200 SH       Sole                    35200
Amgen Inc                      COM              031162100     4532    86163 SH       Sole                    86163
Apache Corp                    COM              037411105     4520    53683 SH       Sole                    53683
Baxter Intl                    COM              071813109     3790    93255 SH       Sole                    93255
CME Group Inc Cl A             COM              12572Q105     4966    17638 SH       Sole                    17638
Charles Schwab Corp            COM              808513105     8241   581190 SH       Sole                   581190
City National Corp             COM              178566105      307     6000 SH       Sole                     6000
Coca Cola Co                   COM              191216100      268     5342 SH       Sole                     5342
Communications Intel Corp      COM              20338K106        1    10800 SH       Sole                    10800
Conocophillips                 COM              20825C104     5386   109726 SH       Sole                   109726
Corning Inc                    COM              219350105     5351   331306 SH       Sole                   331306
Devon Energy Corp New          COM              25179M103     5918    97136 SH       Sole                    97136
EOG Resources                  COM              26875P101     6114    62150 SH       Sole                    62150
Exxon Mobil Corp               COM              30231G102     1901    33304 SH       Sole                    33304
Fortune Brands                 COM              349631101     3866    98676 SH       Sole                    98676
General Electric               COM              369604103     5314   368542 SH       Sole                   368542
Health Care Select Spdr        COM              81369Y209     6533   231675 SH       Sole                   231675
JP Morgan Chase & Co           COM              46625H100     5881   160640 SH       Sole                   160640
Johnson & Johnson              COM              478160104      639    10826 SH       Sole                    10826
Kroger                         COM              501044101     4819   244745 SH       Sole                   244745
Lockheed Martin Corporation    COM              539830109     4899    65754 SH       Sole                    65754
Microsoft                      COM              594918104     6377   277161 SH       Sole                   277161
Mosaic Company                 COM              61945A107     4494   115299 SH       Sole                   115299
Nabors Industries Ltd Shs      COM              G6359F103     4090   232141 SH       Sole                   232141
Nestle SA ADR                  COM              641069406     4894   101450 SH       Sole                   101450
Northern Trust Corp            COM              665859104      888    19013 SH       Sole                    19013
Novartis AG Sponsored ADR      COM              66987V109     6887   142525 SH       Sole                   142525
Nvidia Corp                    COM              67066G104     4321   423250 SH       Sole                   423250
Pepsico                        COM              713448108      252     4139 SH       Sole                     4139
Pfizer Inc                     COM              717081103      216    15126 SH       Sole                    15126
Praxair Inc                    COM              74005P104     8014   105459 SH       Sole                   105459
Schlumberger                   COM              806857108     6364   115002 SH       Sole                   115002
Standard And Poors Depository  COM              78462F103     1969    19075 SH       Sole                    19075
Target Corp                    COM              87612E106     5918   120350 SH       Sole                   120350
Texas Instruments              COM              882508104     5442   233751 SH       Sole                   233751
Thermo Fisher Scientific       COM              883556102     5121   104400 SH       Sole                   104400
United Parcel Service          COM              911312106     7320   128675 SH       Sole                   128675
UnitedHealth Group             COM              91324P102     5532   194796 SH       Sole                   194796
Utility Sector Spdr            COM              81369Y886     5290   187191 SH       Sole                   187191
Wal-Mart                       COM              931142103     6944   144447 SH       Sole                   144447
Walgreen Co                    COM              931422109     5010   187638 SH       Sole                   187638
IShares Msci Emerging Mrkts Cl COM              464287234    12335 330514.604 SH     Sole               330514.604
IShares S&P Latin America      COM              464287390     7832 189085.000 SH     Sole               189085.000
MSCI India Index ETN           COM              06739F291     3499 54675.000 SH      Sole                54675.000
Leucadia National              COM              527288104      816    41840 SH       Sole                    41840
Pimco Commodity Real Return St COM              722005667      102    13839 SH       Sole                    13839
Privatebancorp Inc             COM              742962103     1749   157850 SH       Sole                   157850
Proshares Short 20+ Treasury   COM              74347X849     4696   109700 SH       Sole                   109700
Taylor Capital Group           COM              876851106      129    10000 SH       Sole                    10000
Blackrock Glbl Energy&Res Tr-C COM              09250U101    11272   502520 SH       Sole                   502520
Citigroup Capital XII          COM              17315D204     2243    89750 SH       Sole                    89750
Kayne Anderson Energy Developm COM              48660Q102    14464   953437 SH       Sole                   953437
Nuveen Quality Pfd Income Fund COM              67072C105      292    38900 SH       Sole                    38900
Tortoise Energy Cap Corp       COM              89147u100      593    25900 SH       Sole                    25900
Tortoise Energy Infra          COM              89147L100    10603   327791 SH       Sole                   327791
IShares GS$ Investop           COM              464287242     3016 27810.000 SH      Sole                27810.000
IShares Tr 1-3 Yr Trs Bd       COM              464287457     1110 13200.000 SH      Sole                13200.000
IShares Tr Barclays 1-3 Yr Cre COM              464288646     1148 11050.000 SH      Sole                11050.000
IShares Tr US Tips Bd Fd       COM              464287176     6442 60260.000 SH      Sole                60260.000
Northern Funds Short Inter US  COM              665162756      129 12260.786 SH      Sole                12260.786